Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 5,167	$ 5,287	$ 5,947
Adjustments to reconcile net income to net cash
Depreciation and amortization	196	193	194
Deferred income taxes, net	6	7	(96)
Accrued severance pay	46	41	83
Unrealized loss from marketable securities		34	1
Unrealized gain from marketable securities	(8)
Realized loss (gain) on sale of marketable securities, net		11	(3)
Realized gain on sale of property and equipment			(3)
Employees share-based compensation	281	258	171
Changes in operating asset and liability items:
Decrease (increase) in accounts receivable, net	(549)	(666)	243
Decrease (increase) in other current assets	(244)	(149)	117
Decrease (increase) in prepaid expenses	(108)	(45)	149
Increase (decrease) in accounts payable	20	139	(363)
Increase (decrease) in other current liabilities and accruals	(243)	(265)	399
Change in operation lease liability	12	(71)	(52)
Increase (decrease) in deferred revenues	(476)	(216)	111
Net cash provided by operating activities	4,100	4,558	6,898
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of (investment in) marketable securities, net		(11)	1,370
Purchase of property and equipment	(64)	(130)	(82)
Proceeds from sales of property and equipment			3
Severance pay funds	(53)	(61)	(89)
Proceeds from (investment in) short-term bank deposits	(1,424)	2,031	(6,891)
Net cash provided by (used in) investing activities	(1,541)	1,829	(5,689)
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividend paid	(4,839)	(5,227)	(5,197)
Net cash used in financing activities	(4,839)	(5,227)	(5,197)
TRANSLATION ADJUSTMENTS ON CASH AND CASH EQUIVILENTS	(27)	(77)	(90)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(2,307)	1,083	(4,078)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	5,265	4,182	8,260
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	2,958	5,265	4,182
SUPPLEMENTAL DISCLOSURE OF CASH FLOW:
Taxes paid	$ 419	$ 413	$ 903